Note 3 - Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Note 3 - Selling, general and administrative expenses
Disclosure of Detailed Information About Selling, General and Administrative Expenses [text block]
	Year ended December 31,
	2023	2022	2021
Services and fees	163,723	148,331	115,303
Labor cost	652,820	518,500	426,414
Depreciation of property, plant and equipment	21,517	21,883	22,924
Amortization of intangible assets	40,761	59,018	63,874
Depreciation of right-of-use assets	19,925	15,975	15,525
Freights and other selling expenses	696,705	641,812	415,895
Provisions for contingencies	38,899	20,606	24,998
Allowances for doubtful accounts	3,590	(223)	(4,297)
Taxes	170,484	121,410	78,800
Other	110,883	87,263	47,133
	1,919,307	1,634,575	1,206,569